MainStay MacKay S&P 500 Index Fund (Prospectus Summary) | MainStay MacKay S&P 500 Index Fund
MainStay MacKay S&P 500 Index Fund (formerly known as MainStay S&P 500 Index Fund)
Investment Objective
The Fund seeks investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500® Index.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional; in the "Information on Sales Charges" section starting on page 107 of the Prospectus and Appendix A - Intermediary-Specific Sales Charge Waivers and Discounts; and in the "Alternative Sales Arrangements" section on page 108 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - MainStay MacKay S&P 500 Index Fund	Class A		Investor Class		Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%		3.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - MainStay MacKay S&P 500 Index Fund		Class A	Investor Class	Class I	Class R6
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.16%	0.16%	0.16%	0.16%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	none	none
Other Expenses		0.17%	0.35%	0.17%	0.04%
Total Annual Fund Operating Expenses		0.58%	0.76%	0.33%	0.20%
[1]	Restated to reflect current management fees. The management fee is as follows: 0.16% on assets up to $2.5 billion; and 0.15% on assets over $2.5 billion.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - - MainStay MacKay S&P 500 Index Fund - USD ($)	Class A	Investor Class	Class I	Class R6
1 Year	$ 358	$ 375	$ 34	$ 20
3 Years	480	536	106	64
5 Years	614	710	185	113
10 Years	$ 1,004	$ 1,214	$ 418	$ 255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in stocks as represented in the Standard & Poor's 500® Index ("S&P 500® Index”) in the same proportion, to the extent feasible.

The Fund may invest up to 20% of its total assets in options and futures contracts to maintain cash reserves, while being fully invested, to facilitate trading or to reduce transaction costs. The Fund may invest in such derivatives to try to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Investment Process: MacKay Shields LLC, the Fund's Subadvisor, uses statistical techniques to determine which stocks are to be purchased or sold to replicate the S&P 500® Index to the extent feasible. From time to time, adjustments may be made in the Fund's holdings because of changes in the composition of the S&P 500® Index. The correlation between the investment performance of the Fund and the S&P 500® Index is expected to be at least 0.95, before charges, fees and expenses, on an annual basis. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500® Index.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Fund's Subadvisor may underperform the market or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund's investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Changes in these markets may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during a period in which the Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Index Strategy Risk: The Fund employs an index strategy that seeks to invest in stocks as represented in the S&P 500® Index. If the value of the S&P 500® Index declines, the net asset value of shares of the Fund will also decline. Also, the Fund's fees and expenses will reduce the Fund's returns, unlike those of the Index.

Correlation Risk: The Fund's ability to track the S&P 500® Index may be affected by, among other things, transaction costs; changes in either the composition of the S&P 500® Index or the number of shares outstanding for the components of the S&P 500® Index; and timing and amount of purchases and redemptions of the Fund's shares. Therefore, there is no assurance that the investment performance of the Fund will equal or exceed that of the S&P 500® Index.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of the Fund.

Regulatory Risk: The Fund as well as the issuers of the securities and other instruments in which the Fund invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations. In addition, regulatory authorities are in the process of adopting and implementing regulations governing derivatives markets, and although the ultimate impact of the regulations remains unclear, the regulations may adversely affect, among other things, the availability, value or performance of derivatives.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the S&P 500® Index as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance data for the classes varies based on differences in their fee and expense structures. Performance is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

The Fund's subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Annual Returns, Class I Shares (by calendar year 2008-2017)

Best Quarter
2Q/09	15.82%
Worst Quarter
4Q/08	-21.95%

Average Annual Total Returns (for the periods ended December 31, 2017)
Average Annual Total Returns - - MainStay MacKay S&P 500 Index Fund	1 Year	5 Years	10 Years	Inception Date
Class I	21.45%	15.40%	8.18%	Jan. 02, 1991
Class I | After Taxes on Distributions	17.57%	13.68%	7.21%
Class I | After Taxes on Distributions and Sales	15.25%	12.24%	6.54%
Class A	17.50%	14.42%	7.57%	Jan. 02, 2004
Investor Class	17.38%	14.30%	8.35%	Feb. 28, 2008
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	21.83%	15.79%	8.50%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.